Short-Term Investment	6 Months Ended
Jun. 30, 2022
Short-Term Investment [Abstract]
SHORT-TERM INVESTMENT

NOTE 5 – SHORT-TERM INVESTMENT

The Company entered into an investment agreement with Viner Total investment Fund (the “Fund”) to invest in the Fund. The Fund is an exempted company incorporated in the Cayman Islands and managed by Mainstream Fund Services (HK). The Fund is invested in a wide range of instruments with no specific limitations. The redemption of such shares for cash can be made with a one-month advanced written notice (such advanced written notice period can be extended by the administrator).

The value of private equity funds are measured at fair value with gains and losses recognized in earnings. As a practical expedient, the Company uses Net Asset Value (“NAV”) or its equivalent to measure the fair value of the Fund. NAV is primarily determined based on information provided by external fund administrators. In February 2021, the Company invested in the shares of Viner Total Investment Fund, with the total investment of $8,000,000. The NAV of the Fund was $4,611,832 and $5,961,605, respectively, as of June 30, 2022 and December 31, 2021. Investment loss of $1,349,773 was recorded in the Company’s Consolidated Statements of Operations and Comprehensive Income for the six months ended June 30, 2022.